Related Party Transactions (Details) - USD ($)				1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 13, 2022	Jul. 09, 2021	Apr. 01, 2021	Jun. 21, 2022	Jan. 31, 2022	Sep. 26, 2021	Apr. 29, 2021	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 22, 2022
Related Party Transactions (Details) [Line Items]
Ownership percentage			28.65%
Shares issued (in Shares)								500,000	500,000
Total payment										$ 2,200,000
Fair value of installment payments					$ 25,000					2,100,000
Financing interest costs										70,000
Installation expenses										$ 2,200,000
Interest expenses, description										The Company recognized approximately $70,000 of such interest expenses for the year ended December 31, 2021, respectively.
Hosting contract description									At the signing of the Hosting Contract an estimated 382 data mining rigs were covered at an estimated monthly cost of approximately $21,556 ($260,000 per year).	At the signing of the Hosting Contract an estimated 382 data mining rigs were covered at an estimated monthly cost of approximately $21,556 ($260,000 per year).
Hosting costs								$ 0	$ 129,334	$ 194,000
Services agreement description									The initiation of the Services Agreement required a one-time payment of $100,000. The monthly base management fee was set to $20.00 per GPU-based Mining System (approximately $20,000 per month), and $6.50 per ASIC-based Mining System. Base management fees are paid in arrears and due within fifteen (15) days of invoice receipt. If, during any calendar month of the Term, CoreWeave operates on average, more than 1,500 Mining Systems on behalf of the Company, the Base Management Fee with respect to the excess Mining Systems above 1,500 is discounted by 40%. For the three and nine months ended September 30, 2022, the Company recorded $0 and $143,640 in mining costs within discontinued operations on the condensed statement of operations.	The initiation of the Services Agreement required a one-time payment of $100,000. The monthly base management fee was set to $20.00 per GPU-based Mining System (approximately $20,000 per month), and $6.50 per ASIC-based Mining System. Base management fees are paid in arrears and due within fifteen (15) days of invoice receipt. If, during any calendar month of the Term, CoreWeave operates on average, more than 1,500 Mining Systems on behalf of the Company, the Base Management Fee with respect to the excess Mining Systems above 1,500 is discounted by 40%.
Services cost		$ 175,000
Expansion agreement, description										Pursuant to the expansion agreement, the Company issued to Bespoke 250,000 shares of restricted common stock, of which 20,000 were earned as of the effective date of the original agreement and 230,000 which were earned as a result of the expansion agreement. The issuance of the shares was included within the Sysorex Recapitalization shares associated with the Merger on April 14, 2021.
Common stock, shares issued (in Shares)			5,589,820								510,000,000
Pre-funded warrants (in Shares)										5,250,000
Recognized an expense										$ 1,884,888
Consulting agreement, description									Under the terms of the consulting agreement, the Company agreed to total compensation for services of $975,000 which of which $775,000 was paid during the year ended December 31, 2021.	Under the terms of the consulting agreement, the Company incurred an expense of approximately $738,221 and paid a total amount of $975,000 during the year ended December 31, 2021.
Ressense LLC, description										As compensation for the performance of services, the Company paid and recorded $125,000 for the year ended December 31, 2021.
Additional payment					$ 200,000
Gross advisory fee	$ 975,000
Respective service				$ 125,000
Compensation amount				$ 500,000
Expense								93,750	$ 103,125
Prepaid expense									$ 21,875
Accrued but unpaid bonus									100.00%
Minimum achievement bonus									$ 100,000
Financing amount								$ 5,000,000	$ 5,000,000
Warrant [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares issued (in Shares)			5,250,000
Asset Contribution and Exchange Agreement [Member]
Related Party Transactions (Details) [Line Items]
Equity interest percentage			28.65%
Master Services Agreement [Member]
Related Party Transactions (Details) [Line Items]
Services cost							$ 35,000			$ 105,000
Style Hunter, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Business combination description						the Company acquired a 5% minority interest in Style Hunter, Inc. (“Hunt”). The Hunt issued 613,723 shares of its common stock: par value $0.0001 per share for $0.81470 per share for a total price of $500,000. The Company shall have a one-time option to purchase an additional $500,000 of the Common Stock (“Option”) on or before the 360-day anniversary of Closing Date as follows: (i) if the Buyer exercises its Option prior to the 90-day anniversary of Closing Date the per-share purchase price of the additional shares of Common Stock (the “Option Price”) shall be $0.81470 (a $10,000,000 Company valuation), (ii) if the Buyer exercises its Option after the 90-day anniversary of Closing Date, but prior to the 180-day anniversary of Closing Date, the Option Price will be $1.22200 (a $15,000,000 Company valuation), or (iii) if the Buyer exercises its option after the 180-day anniversary of Closing the Option Price will be $2.03670 (a $25,000,000 Company valuation).
TTM Digital [Member] | Asset Contribution and Exchange Agreement [Member]
Related Party Transactions (Details) [Line Items]
Merger transaction value			$ 12,000,000
Corweave, Inc. [Member] | Asset Contribution and Exchange Agreement [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)			35,588,548